Trade accounts and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of trade accounts and other receivable
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2022	2023

Accounts and notes receivables	2,466,398	2,757,412
Other receivables	716,558	870,398
Allowance for doubtful accounts	(40,124)	(41,679)

Total	3,142,832	3,586,130

Disclosure of changes in the allowance for doubtful accounts
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023

Allowance for doubtful accounts at beginning of year	97,378	110,793
Provision for doubtful accounts, net of reversal	10,649	8,844
Write-offs	(1,239)	(3,496)
Other	4,005	5,487

Allowance for doubtful accounts at end of year	110,793	121,628